Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock-based Employee Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

12.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, restricted stock units (“RSUs”), market stock units (“MSUs”), performance stock units (“PSUs”), deferred contingent common stock and the ability for employees to purchase common stock at a discount. At December 31, 2011, approximately 52 million common shares were available for issuance under the Plans. Executive, middle management and non-management employees may be granted stock options, SARs, RSUs, MSUs and PSUs, each of which are described below:

Stock Options and SARs - We have not granted stock options since 2005, but some remain outstanding.
Stock options were granted to purchase our common stock at or above the market price on the date of grant. SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant. SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year. Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement. At the end of the ten-year period, any unexercised SARs and stock options expire.

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. For RSUs granted prior to 2010, the RSUs will generally become 100% vested three years after the grant is made, with one-third vesting each year. Beginning in 2010, the RSUs generally will become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days, including the vesting date. The MSUs have an approximately two-year vesting period.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals as determined by our Board's Committee on Compensation and Organization (the “Compensation Committee”). The value of each vested PSU is equal to one share of common stock, net of taxes. The PSUs have an approximately two-year vesting period. The performance period for the 2011 and 2010 PSU grants ended on December 31, 2011 and 2010, respectively. The PSUs granted in 2011 will vest at 200% of the original number of units granted, and the PSUs granted in 2010 vested at 200% of the original number of units granted, as the Compensation Committee has determined that the underlying performance goals have been met at the maximum level. The PSUs granted in 2009 did not vest as the underlying performance metric was not achieved by December 31, 2010.

We estimate the fair value of SARs using a modified Black-Scholes option pricing model. We did not grant a material amount of SARs in 2011 or 2010. SARs granted in 2009 had a weighted average per share fair value of $11.37, using the assumptions noted in the following table:

2009
Dividend yield	.1%
Expected volatility	39.8%
Risk-free interest rate	1.8%
Expected term	4.6 years

We use historical data to estimate the period of time that stock options or SARs are expected to be outstanding. Expected volatilities are based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock. The risk-free interest rate for periods within the expected life of the stock option or SAR is based on the benchmark five-year U.S. Treasury rate in effect on the date of grant. The dividend yield assumption is based on our historical dividends declared.

The stock option and SAR transactions during 2011, 2010 and 2009 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2009
Outstanding, beginning of year	41.9		$27.50	4.9	$347.0
Granted	5.6		32.00	—	—
Exercised	(2.5)		10.01	—	46.9
Expired or forfeited	(.9)		36.34	—	—
Outstanding, end of year	44.1		$28.88	4.7	$356.6

Exercisable, end of year	34.6		$26.16	3.7	$355.0

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

(1) Rounds to zero.

The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2011:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.00-$10.00	.5	.1	$8.94	$18.3	.5	$8.94	$18.3
10.00-20.00	5.6	1.7	16.12	146.5	5.6	16.12	146.5
20.00-30.00	.2	5.6	24.54	3.6	.2	24.57	3.3
30.00-40.00	8.4	4.9	32.89	77.9	6.8	33.06	62.5
40.00-50.00	4.7	4.5	43.24	—	4.7	43.24	—
50.00-60.00	6.9	4.6	50.51	—	6.9	50.51	—
$0.00-$60.00	26.3	4.0	$35.18	$246.3	24.7	$35.38	$230.6

The fair value of RSUs and PSUs are based on the market price of our common stock on the date of grant. Beginning in 2010, we granted MSUs to certain employees. We estimate the fair value of MSUs using a Monte Carlo simulation. MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2011	2010
Dividend yield	1.6%	.1%
Historical volatility	36.5%	58.7%
Risk-free interest rate	.6%	.9%
Initial price	$36.87	$29.20

The annualized volatility of the price of our common stock over the 22 month and two-year periods preceding the grant date was used at December 31, 2011 and 2010, respectively. The risk-free interest rate for periods within the expected life of the MSUs are based on a 22 month interpolated and two-year U.S. Treasury rate in effect on the date of grant for the the MSUs granted during 2011 and 2010, respectively. The dividend yield assumption for 2011 was based on our expected 2011 annual dividend payout and the 2010 dividend yield assumption was based on our historical dividends declared.

RSU, MSU and PSU transactions in 2011, 2010 and 2009 were as follows (number of units in millions):

	2011		2010		2009
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, and PSUs		Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	5.0	$31.16	3.1	$34.60	2.4		$42.98
Granted	3.9	37.43	3.8	29.22	1.8		30.27
Vested	(1.3)	33.34	(1.3)	34.22	(1.1)		45.11
Forfeited	(.9)	33.65	(.6)	34.78	—	(2)	38.56
RSUs, MSUs and PSUs at end of year	6.7	$33.62	5.0	$31.16	3.1		$34.60

(1)	There were no MSU transactions prior to February 2010.

(2)	Rounds to zero.

During 2011, 2010 and 2009, the following activity occurred under the Plans:

(Millions)	2011	2010	2009
Cash received from stock option exercises	$125.5	$43.2	$14.9
Intrinsic value of options/SARs exercised and stock units vested	280.7	140.3	80.9
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	98.2	49.1	27.6
Fair value of stock options, SARs and stock units vested (1)	98.5	105.7	98.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.

We settle our stock options, SARs and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2011, 2010 and 2009 we recorded share-based compensation expense of $141 million, $110 million and $91 million, respectively, in general and administrative expenses. We also recorded related tax benefits of $47 million, $30 million and $32 million in 2011, 2010 and 2009, respectively. At December 31, 2011, $93 million of total unrecognized compensation costs related to stock options, SARs and stock units is expected to be recognized over a weighted-average period of 1.3 years.